VictoryShares

VictoryShares US 500 Volatility Wtd ETF

VictoryShares US Small Cap Volatility Wtd ETF

VictoryShares International Volatility Wtd ETF

VictoryShares Emerging Market Volatility Wtd ETF

VictoryShares US Large Cap High Div Volatility Wtd ETF

VictoryShares US Small Cap High Div Volatility Wtd ETF

VictoryShares International High Div Volatility Wtd ETF

VictoryShares Emerging Market High Div Volatility Wtd ETF

VictoryShares US Discovery Enhanced Volatility Wtd ETF

VictoryShares US 500 Enhanced Volatility Wtd ETF

VictoryShares Developed Enhanced Volatility Wtd ETF

VictoryShares US EQ Income Enhanced Volatility Wtd ETF

(the “Funds” and each a “Fund”)

Supplement dated September 5, 2017 to the

Statement of Additional Information (“SAI”) dated November 1, 2016, as supplemented

In accordance with the U.S. Securities and Exchange Commission’s adoption of an amendment to Rule 15c6-1 under the Securities Exchange Act of 1934 shortening the standard settlement cycle from three business days after the trade date (“T+3”) to two business days after the trade date (“T+2”) for most broker-dealer transactions, the Funds will generally issue Creation Units and deliver redemption proceeds on a T+2 basis.

Accordingly, references in the SAI to “T+3” are replaced with “T+2” in the following sections:

1.              “Timing of Submission of Purchase Orders” on page 32;

2.              “Issuance of a Creation Unit” on page 33;

3.              “Delivery of a Redemption Basket” on page 36; and

4.              “Regular Holidays” on page 36.

If you wish to obtain more information, please call the VictoryShares at 866-376-7890.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

VictoryShares

VictoryShares US Multi-Factor Minimum Volatility ETF

VictoryShares Global Multi-Factor Minimum Volatility ETF

VictoryShares International Multi-Factor Minimum Volatility ETF

VictoryShares Dividend Accelerator ETF

VictoryShares Quality Growth ETF

VictoryShares Quality Value ETF

(the “Funds” and each a “Fund”)

Supplement dated September 5, 2017 to the

Statement of Additional Information (“SAI”) dated April 10, 2017, as supplemented

In accordance with the U.S. Securities and Exchange Commission’s adoption of an amendment to Rule 15c6-1 under the Securities Exchange Act of 1934 shortening the standard settlement cycle from three business days after the trade date (“T+3”) to two business days after the trade date (“T+2”) for most broker-dealer transactions, the Funds will generally issue Creation Units and deliver redemption proceeds on a T+2 basis.

Accordingly, references in the SAI to “T+3” are replaced with “T+2” in the following sections:

1.              “Timing of Submission of Purchase Orders” on page 26;

2.              “Issuance of a Creation Unit” on page 27;

3.              “Delivery of a Redemption Basket” on page 30; and

4.              “Regular Holidays” on page 31.

If you wish to obtain more information, please call the VictoryShares at 866-376-7890.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.